(LOGO)
                                    Bramwell
                                     FUNDS

                               Semi-Annual Report
                               December 31, 1999

                              BRAMWELL GROWTH FUND
                              BRAMWELL FOCUS FUND

                                    (PHOTO)

                           ELIZABETH R. BRAMWELL, CFA
                                 PRESIDENT AND
                            CHIEF INVESTMENT OFFICER

                                  "There is no
                                 substitute for
                              fundamental research
                                   in making
                                    informed
                             investment decisions."

                             The Bramwell Funds, Inc.
                                 1-800-BRAMCAP
                                 1-800-272-6227
                                WWW.BRAMWELL.COM

DEAR FELLOW SHAREHOLDERS:

BRAMWELL FOCUS FUND - LAUNCHED NOVEMBER 1, 1999

On November 1, 1999, The Bramwell Funds, Inc. launched the BRAMWELL FOCUS FUND. Bramwell Focus, like Bramwell Growth, is a no-load fund. The Focus Fund's investment objective is long-term capital appreciation through investment in a concentrated portfolio normally consisting of 20-30 names that offer attractive growth potential. While both Funds are best suited for investors seeking long-term performance, the Focus Fund should be regarded as a more aggressive portfolio. Like the Growth Fund, Bramwell Focus Fund is available directly from the Fund company as well as through several Financial Service Agents on a no-transaction fee basis. For its first two months of operation ended December 31, 1999, Bramwell Focus achieved a gain of 19.40% versus 8.04% for the S&P 500/R Stock Index and ended at $11.94 net asset value per share.

BRAMWELL GROWTH FUND - INVESTMENT RESULTS - QUARTER ENDED DECEMBER 31, 1999

Results for the fourth quarter 1999 were strong with the BRAMWELL GROWTH FUND posting a return of 21.82%, surpassing a 14.88% gain for the S&P 500/R Stock Index. The Fund ended the quarter with a net asset value of $28.92 per share after payment of a $1.23017 per share dividend on November 15, 1999. For the twelve months ended December 31, 1999, the Fund appreciated 25.66% compared to the 21.04% gain for the S&P 500/R Stock Index. The Fund's compound average annual return as of December 31, 1999, for the three-year period was 31.21% and for the five-year period was 27.57%. Since inception, August 1, 1994, through December 31, 1999, the cumulative return was 246.58% resulting in a compound average annual rate of return of 25.78%. Investment results relative to the S&P 500/R Stock Index were:


COMPARATIVE INVESTMENT         Dec Q      One      Three    Five       Since
RETURNS (12/31/99)             1999      Year    Years(a) Years(a) Inception(b)
-------------------------------------------------------------------------------
THE BRAMWELL GROWTH FUND(c)   21.82%    25.66%    31.21%    27.57%     25.78%
S&P 500/R Stock Index(d)       14.88     21.04     27.56     28.56      26.44

(a) Compound average annual return. (b) Compound average annual return since inception 8/1/94. (c) Returns shown include the reinvestment of all dividends and are net of expenses. The annual expense ratio is capped at 1.75% which for the years ending June 30, 1997, favorably affected performance. Past performance is not predictive of future results. Investment returns and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. (d) The S&P 500/R Stock Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations and represents approximately two-thirds of the total market value of all domestic common stocks.

                                                            Semi-Annual Report

(LOGO)
Bramwell
FUNDS

COMMENTARY

The equity markets surged in the fourth quarter with rising millennial optimism and confidence. Plentiful employment opportunities, strong economy and profits and minimal inflation more than offset any drag from rising interest rates. Technology, communications and retailing were especially strong; oil service and selected healthcare stocks were weak. Individual stocks that contributed significant incremental value to the portfolio in the quarter were: Nortel, Home Depot, Computer Sciences, EMC, Tiffany, Teradyne, Wal-Mart, General Electric, Cisco and Applied Materials. Stocks that reduced returns include IBM, Cardinal Health and Baker Hughes. The broader market outperformed large-cap growth stocks. It was a stockpicker's market.

OUTLOOK

We anticipate strong domestic economic growth of 3-4% as we enter the year 2000 as well as improving economies around the world. With no computer glitches as we crossed into the new century, we anticipate acceleration in capital spending that was previously deferred until critical Y2K dates passed. In particular, we expect a pickup in business-to-business (B2B) spending and deployment. We expect inflation to remain about 2% as the result of competition and technology-driven productivity. In particular, we see the Internet being an ongoing deflationary force.

We anticipate some further rise in interest rates but expect the impact on economic growth to be less than it has been historically as so much current investment is spent on intellectual property rather than on physical plant and equipment and is driven by the need to improve productivity and to remain competitive.

Given an upward drift in interest rates, however, we think that valuation measurements will be increasingly scrutinized. That said, the earnings growth rate on our portfolio approximates 22% for the year 2000 and the price/earnings ratio to growth (P/E)/G of 1.5 times compares favorably to estimated 10% earnings growth and (P/E)/G of 2.6 times for the S&P 500/R Index. Relative to the overall market and future growth, we believe that there is room for multiple expansion for individual stocks in our portfolio. We also expect consolidation and strategic acquisitions, especially ahead of the proposed elimination of pooling of interests accounting in 2001, to bolster valuations.

We live in an age of accelerating change and potential discontinuities which also create multiple investment opportunities. So-called "new economy" companies' access to cheap equity capital makes them even more competitive and should accelerate change even faster. The advent of the Internet and wireless communications is expected to have the same far-reaching impact as electricity or automobiles had a century ago. Our objective is to position the portfolios in front of secular change. Outsourcing continues to be a major secular trend and we continue to like contract electronic manufacturing that facilitates production efficiencies and reduces time to market - an important factor

Semi-Annual Report

(LOGO)
Bramwell
FUNDS

when huge shifts are occurring, e.g., the move to all-optical fiber communications networks. We continue to look for companies that use the Internet well, both in generating revenues and reducing costs particularly as B2B commerce develops. Ideally, we prefer companies with recurring revenue streams, strong top-line growth and positioning for the long-term return on investment in new products and services stemming from research and development.

FUND INVESTMENT

For both Funds, the minimum initial investment for a Regular account is $1,000 and for an IRA or Gift to Minor account $500. Subsequent investment minimums are $100 for Regular and IRA accounts and $50 for a Gift to Minor account. Equity markets are inherently volatile, and investors are encouraged to invest over time to smooth the effects of volatility. To facilitate regular investment programs, an Automatic Investment Plan, with initial and subsequent investment minimums of $50 per month, is available upon request.

Net asset values for both Funds are available each evening after 6:00 p.m. (EST) by calling 1-800-BRAMCAP (1-800-272-6227). Please also call this number if you need assistance or additional information.

Sincerely,

/s/Elizabeth R. Bramwell

Elizabeth R. Bramwell, CFA
President and Chief Investment Officer

January 31, 2000

The outlook and opinions expressed above represent the views of the investment adviser as of January 31, 2000 and are subject to change as market and economic events unfold.

                                                              Semi-Annual Report

(LOGO)
Bramwell
FUNDS


          BRAMWELL GROWTH FUND

           DECEMBER 31, 1999

         MAJOR INDUSTRY SECTORS
----------------------------------------
Information Processing             21.9%
Retailing                           21.0
Communications                      11.5
Electronics                          9.4
Healthcare                           7.5
Financial Services                   7.0
Industrial Products                  6.4
Entertainment/Leisure Time           4.4
Employee Staffing                    2.6
Energy                               1.6

             MAJOR HOLDINGS
----------------------------------------
Computer Sciences                   5.1%
Home Depot                           4.1
EMC                                  3.8
Tiffany                              3.4
General Electric                     3.4
Walgreen                             3.1
Nortel                               2.9
Wal-Mart                             2.7
Lucent                               2.6
Microsoft                            2.4

          BRAMWELL FOCUS FUND

           DECEMBER 31, 1999

         MAJOR INDUSTRY SECTORS
----------------------------------------
Electronics                        18.9%
Retailing                           17.8
Communications                      12.6

             MAJOR HOLDINGS
----------------------------------------
Molex                               7.1%
Computer Sciences                    6.8
Solectron                            6.0
Applied Materials                    6.0
Tiffany                              5.6

Semi-Annual Report

                                                                          (LOGO)
                                                                        Bramwell
                                                                           FUNDS

                              BRAMWELL GROWTH FUND

            PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1999 (UNAUDITED)

                                                SHARES             MARKET VALUE
                                                ------             ------------
COMMON STOCKS - 99.07%

APPAREL - 0.41%
Cutter & Buck, Inc.<F1>                          75,000           $  1,134,375
                                                                  ------------

CHEMICALS - 1.20%
Minerals Technologies, Inc.                      40,000              1,602,500
OM Group, Inc.                                   50,000              1,721,875
                                                                  ------------
                                                                     3,324,375
                                                                  ------------

COMMUNICATIONS - 11.52%
America Online, Inc.<F1>                         12,000                905,250
Bell Atlantic Corporation                        16,000                985,000
Cisco Systems, Inc.<F1>                          47,000              5,034,875
Corning, Inc.                                     5,000                644,688
Cox Communications, Inc., Class A<F1>            15,000                772,500
EarthLink Network, Inc.<F1>                      15,000                637,500
GTE Corporation                                  35,000              2,469,688
Infonet Services Corporation, Class B<F1>         1,700                 44,625
Lucent Technologies, Inc.                        95,000              7,107,188
MCI WorldCom, Inc.<F1>                           97,500              5,173,594
Nortel Networks Corporation                      80,000              8,080,000
                                                                  ------------
                                                                    31,854,908
                                                                  ------------

ELECTRONICS - 9.39%
Applied Materials, Inc.<F1>                      37,000              4,687,437
Flextronics International Ltd.<F1>               70,000              3,220,000
Intel Corporation                                65,000              5,350,313
Jabil Circuit, Inc.<F1>                          35,000              2,555,000
Linear Technology Corporation                    10,000                715,625
Solectron Corporation<F1>                        33,500              3,186,687
Teradyne, Inc.<F1>                               80,000              5,280,000
Texas Instruments, Inc.                          10,000                968,750
                                                                  ------------
                                                                    25,963,812
                                                                  ------------

                                                              Semi-Annual Report

(LOGO)
Bramwell
FUNDS

PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1999 (UNAUDITED) (continued)

                                                SHARES             MARKET VALUE
                                                ------             ------------
EMPLOYEE STAFFING - 2.63%
Keane, Inc.<F1>                                  50,000           $  1,587,500
Labor Ready, Inc.<F1>                           105,000              1,273,125
On Assignment, Inc.<F1>                         100,000              2,987,500
Robert Half International, Inc.<F1>              50,000              1,428,125
                                                                  ------------
                                                                     7,276,250
                                                                  ------------

ENERGY - 1.55%
Diamond Offshore Drilling, Inc.                  50,000              1,528,125
Nabors Industries, Inc.<F1>                      45,000              1,392,187
Schlumberger Ltd.                                22,000              1,237,500
Transocean Sedco Forex, Inc.                      4,268                143,778
                                                                  ------------
                                                                     4,301,590
                                                                  ------------

ENTERTAINMENT & LEISURE TIME - 4.41%
AMFM, Inc.<F1>                                   10,000                782,500
AT&T Corporation -  Liberty
   Media Group, Class A<F1>                      30,000              1,702,500
CBS Corporation<F1>                              40,000              2,557,500
Cinar Corporation, Class B<F1>                   64,000              1,568,000
Fox Entertainment Group, Inc., Class A<F1>       75,000              1,870,313
Imax Corporation<F1>                             70,000              1,916,250
Time Warner, Inc.                                25,000              1,810,938
                                                                  ------------
                                                                    12,208,001
                                                                  ------------

FINANCIAL SERVICES - 7.01%
American International Group, Inc.               10,625              1,148,828
BlackRock, Inc.<F1>                              30,000                515,625
Charles Schwab Corporation (The)                 70,000              2,686,250
Citigroup, Inc.                                  60,000              3,333,750
Firstar Corporation                             100,000              2,112,500
H&R Block, Inc.                                  15,000                656,250
Jones Lang LaSalle, Inc.<F1>                     45,600                541,500
Mellon Financial Corporation                     50,000              1,703,125
Northern Trust Company                           82,000              4,346,000
State Street Corporation                         30,000              2,191,875
TD Waterhouse Group, Inc.<F1>                    10,000                164,375
                                                                  ------------
                                                                    19,400,078
                                                                  ------------

Semi-Annual Report

                                                                          (LOGO)
                                                                        Bramwell
                                                                           FUNDS

PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1999 (UNAUDITED) (continued)

                                                SHARES             MARKET VALUE
                                                ------             ------------
HEALTHCARE: PRODUCTS - 5.89%
Amgen, Inc.<F1>                                  56,000           $  3,363,500
Bausch & Lomb, Inc.                              15,000              1,026,562
Eli Lilly & Company                              15,000                997,500
Focal, Inc.<F1>                                  25,000                 96,875
Genentech, Inc.<F1>                              20,000              2,690,000
Johnson & Johnson                                15,000              1,396,875
Medtronic, Inc.                                  54,000              1,967,625
Pfizer, Inc.                                     70,000              2,270,625
Sepracor, Inc.<F1>                               25,000              2,479,687
                                                                  ------------
                                                                    16,289,249
                                                                  ------------

HEALTHCARE: SERVICES - 1.65%
Cardinal Health, Inc.                            95,500              4,572,063
                                                                  ------------

HOME & OFFICE FURNITURE - 0.39%
Leggett & Platt, Inc.                            50,000              1,071,875
                                                                  ------------

HOUSEHOLD & PERSONAL CARE PRODUCTS - 1.36%
Colgate-Palmolive Company                        50,000              3,250,000
Estee Lauder Companies, Inc. (The), Class A      10,000                504,375
                                                                  ------------
                                                                     3,754,345
                                                                  ------------

INDUSTRIAL PRODUCTS - 6.35%
Emerson Electric Company                         30,800              1,767,150
General Electric Company                         60,000              9,285,000
Illinois Tool Works, Inc.                        35,000              2,364,687
Molex Inc., Class A                              91,385              4,135,171
                                                                  ------------
                                                                    17,552,008
                                                                  ------------

INFORMATION PROCESSING: OFFICE EQUIPMENT - 9.50%
Dell Computer Corporation<F1>                    65,000              3,315,000
EMC Corporation<F1>                              95,000             10,378,750
International Business Machines Corporation      40,000              4,320,000
Lexmark International Group, Inc.<F1>            70,000              6,335,000
Pitney Bowes, Inc.                               40,000              1,932,500
                                                                  ------------
                                                                    26,281,250
                                                                  ------------

                                                              Semi-Annual Report

(LOGO)
Bramwell
FUNDS

PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1999 (UNAUDITED) (continued)

                                                SHARES             MARKET VALUE
                                                ------             ------------
INFORMATION PROCESSING: SERVICES - 9.70%
Automatic Data Processing, Inc.                 125,000         $    6,734,375
Computer Sciences Corporation<F1>               150,058             14,199,238
DST Systems, Inc.<F1>                            46,500              3,548,531
Paychex, Inc.                                    58,500              2,340,000
                                                                  ------------
                                                                    26,822,144
                                                                  ------------

INFORMATION PROCESSING: SOFTWARE - 2.70%
Legato Systems, Inc.<F1>                         10,000                688,125
Microsoft Corporation<F1>                        58,000              6,771,500
                                                                  ------------
                                                                     7,459,625
                                                                  ------------

METALS - 1.05%
Alcoa, Inc.                                      35,000              2,905,000
                                                                  ------------

RETAILING - 20.96%
AnnTaylor Stores Corporation<F1>                 20,000                688,750
Costco Wholesale Corporation<F1>                 24,000              2,190,000
CVS Corporation                                  90,000              3,594,375
Dayton Hudson Corporation                        35,000              2,570,313
Home Depot, Inc. (The)                          166,500             11,415,656
Kohl's Corporation<F1>                           93,000              6,713,437
Lowe's Companies, Inc.                           60,000              3,585,000
Tandy Corporation                                30,000              1,475,625
Tiffany & Company                               105,600              9,424,800
Wal-Mart Stores, Inc.                           110,000              7,603,750
Walgreen Company                                290,000              8,482,500
Yankee Candle Company, Inc. (The)<F1>            15,000                244,688
                                                                  ------------
                                                                    57,988,894
                                                                  ------------

TRANSPORTATION - 1.40%
Kansas City Southern Industries, Inc.            52,000              3,880,500
                                                                  ------------

TOTAL COMMON STOCKS
(Cost $130,228,846)                                                274,040,372
                                                                  ------------

Semi-Annual Report

                                                                          (LOGO)
                                                                        Bramwell
                                                                           FUNDS


      PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1999 (UNAUDITED) (continued)

                                           PRINCIPAL AMOUNT        MARKET VALUE
                                           ----------------        ------------
VARIABLE RATE DEMAND NOTES - 0.90%
Firstar Bank                                 $2,502,000           $  2,502,000
                                                                  ------------

TOTAL VARIABLE RATE DEMAND NOTES
(Cost $2,502,000)                                                    2,502,000
                                                                  ------------

TOTAL INVESTMENTS - 99.97%
(Cost $132,730,846)                                                276,542,372

OTHER ASSETS LESS LIABILITIES - 0.03%                                   72,145
                                                                  ------------

NET ASSETS - 100.00%
(9,565,843 shares outstanding)                                    $276,614,517
                                                                  ============

NET ASSET VALUE, OFFERING AND
REDEMPTION PRICE PER SHARE                                              $28.92
                                                                  ============

<F1>Non-income producing security
See notes to financial statements.

                                                              Semi-Annual Report

(LOGO)
Bramwell
FUNDS

BRAMWELL FOCUS FUND

            PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1999 (UNAUDITED)

                                                SHARES             MARKET VALUE
                                                ------             ------------
COMMON STOCKS - 83.75%

BIOTECHNOLOGY - 7.03%
Amgen, Inc.<F1>                                   1,500              $  90,094
Genentech, Inc.<F1>                               1,000                134,500
                                                                  ------------
                                                                       224,594
                                                                  ------------

COMMUNICATIONS - 12.61%
Corning, Inc.                                     1,000                128,938
Cox Communications, Inc., Class A<F1>             2,700                139,050
Lucent Technologies, Inc.                         1,800                134,663
                                                                  ------------
                                                                       402,651
                                                                  ------------

ELECTRONICS - 18.91%
Applied Materials, Inc.<F1>                       1,500                190,031
Linear Technology Corporation                     1,000                 71,562
Solectron Corporation<F1>                         2,000                190,250
Teradyne, Inc.<F1>                                2,300                151,800
                                                                  ------------
                                                                       603,643
                                                                  ------------

FINANCIAL SERVICES - 9.12%
BlackRock, Inc.<F1>                               6,000                103,125
Northern Trust Company                            2,000                106,000
TD Waterhouse Group, Inc.<F1>                     5,000                 82,188
                                                                  ------------
                                                                       291,313
                                                                  ------------

INDUSTRIAL PRODUCTS - 7.09%
Molex, Inc., Class A                              5,000                226,250
                                                                  ------------
INFORMATION PROCESSING:  SERVICES - 11.20%
Automatic Data Processing, Inc.                   2,600                140,075
Computer Sciences Corporation<F1>                 2,300                217,637
                                                                  ------------
                                                                       357,712
                                                                  ------------

Semi-Annual Report

                                                                          (LOGO)
                                                                        Bramwell
                                                                           FUNDS

PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1999 (UNAUDITED) (continued)

                                                SHARES             MARKET VALUE
                                                ------             ------------
RETAILING - 17.79%
AnnTaylor Stores Corporation<F1>                  5,000            $   172,188
Tandy Corporation                                 1,500                 73,781
Tiffany & Company                                 2,000                178,500
Yankee Candle Company, Inc. (The)<F1>             8,800                143,550
                                                                  ------------
                                                                       568,019
                                                                  ------------

TOTAL COMMON STOCKS
(Cost $2,441,560)                                                    2,674,182
                                                                  ------------

                                           PRINCIPAL AMOUNT
                                           ----------------
VARIABLE RATE DEMAND NOTES - 14.87%
Firstar Bank                                   $121,000                121,000
General Mills, Inc.                             140,000                140,000
Pitney Bowes Credit Corp.                        58,000                 58,000
Sara Lee Corp.                                   35,000                 35,000
Warner-Lambert Co.                              121,000                121,000
                                                                  ------------

TOTAL VARIABLE RATE DEMAND NOTES
(Cost $475,000)                                                        475,000
                                                                  ------------

TOTAL INVESTMENTS - 98.62%
(Cost $2,916,560)                                                    3,149,182

OTHER ASSETS LESS LIABILITIES - 1.38%                                   43,963
                                                                  ------------

NET ASSETS - 100.00%
(267,354 shares outstanding)                                        $3,193,145
                                                                  ============

NET ASSET VALUE, OFFERING AND
REDEMPTION PRICE PER SHARE                                              $11.94
                                                                  ============

<F1>Non-income producing security
See notes to financial statements.

                                                              Semi-Annual Report

(LOGO)
Bramwell
FUNDS

                              BRAMWELL FUNDS, INC.

                      STATEMENTS OF ASSETS AND LIABILITIES

                         December 31, 1999 (Unaudited)

                                              GROWTH FUND           FOCUS FUND
                                              -----------          -----------
ASSETS:
Investments at value (cost $132,730,846
  and $2,916,560, respectively)            $276,542,372             $3,149,182
Receivable for securities sold                  322,527                 82,784
Dividends and interest receivable               147,051                  3,267
Prepaids and other assets                        29,470                 12,512
Cash                                              3,274                    380
Receivable from investment adviser                    -                 14,058
                                           ------------           ------------
Total Assets                                277,044,694              3,262,183
                                           ------------           ------------

LIABILITIES:
Payable for securities purchased                      -                 42,488
Accrued investment advisory fees                224,448                  1,810
Accrued expenses                                149,617                  9,256
Accrued distribution fees                        56,112                    399
Payable to investment adviser                         -                 15,085
                                           ------------           ------------
Total Liabilities                               430,177                 69,038
                                           ------------           ------------
NET ASSETS                                 $276,614,517             $3,193,145
                                           ============           ============

NET ASSETS CONSIST OF:
Capital stock                              $128,501,308             $2,959,430
Undistributed net investment income                   -                      5
Undistributed net realized gain
  on investments                              4,301,683                  1,088
Net unrealized appreciation
  on investments                            143,811,526                232,622
                                           ------------           ------------
NET ASSETS                                 $276,614,517             $3,193,145
                                           ============           ============

CAPITAL STOCK, $.0001 par value
Authorized                                  200,000,000            200,000,000
Issued and outstanding                        9,565,843                267,354

NET ASSET VALUE, REDEMPTION PRICE
AND OFFERING PRICE PER SHARE                     $28.92                 $11.94
                                                 ======                 ======

See notes to financial statements.

Semi-Annual Report

                                                                          (LOGO)
                                                                        Bramwell
                                                                           FUNDS

BRAMWELL FUNDS, INC.

                      STATEMENTS OF OPERATIONS (UNAUDITED)

                                       GROWTH FUND               FOCUS FUND
                                       FOR THE SIX             FOR THE PERIOD
                                       MONTHS ENDED                ENDED
                                    DECEMBER 31, 1999      DECEMBER 31, 1999<F1>
                                  ---------------------    ---------------------
INVESTMENT INCOME:
Dividends                             $    605,610               $      490
Interest                                   135,052                    3,214
                                      ------------             ------------
Total Investment Income                    740,662                    3,704
                                      ------------             ------------

EXPENSES:
Investment advisory fees                 1,269,696                    2,114
Distribution fees                          317,424                      528
Fund administration and
  accounting fees                          119,833                    9,863
Shareholder servicing fees                 116,055                    3,850
Reports to shareholders                     31,453                      629
Custody fees                                29,221                    1,133
Professional fees                           19,478                    5,965
Federal and state
  registration fees                         18,774                    4,025
Directors' fees                             16,286                    6,686
Other                                       15,062                      328
                                      ------------             ------------
Total expenses before waiver             1,953,282                   35,121
Waiver of expenses                               -                 (31,422)
                                      ------------             ------------
Net Expenses                             1,953,282                    3,699
                                      ------------             ------------
NET INVESTMENT INCOME (LOSS)           (1,212,620)                        5
                                      ------------             ------------

REALIZED AND UNREALIZED GAINS:
Net realized gain on investments         7,739,003                    1,088
Change in net unrealized
   appreciation on investments          32,424,365                  232,622
                                      ------------             ------------
Net Gain on Investments                 40,163,368                  233,710
                                      ------------             ------------

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS              $38,950,748                 $233,715
                                      ============             ============

<F1> Commenced operations on November 1, 1999.

See notes to financial statements.

                                                              Semi-Annual Report

(LOGO)
Bramwell
FUNDS

BRAMWELL GROWTH FUND

                      STATEMENTS OF CHANGES IN NET ASSETS

                                       GROWTH FUND              GROWTH FUND
                                       FOR THE SIX                FOR THE
                                       MONTHS ENDED                 YEAR
                                     DECEMBER 31, 1999             ENDED
                                       (UNAUDITED)             JUNE 30, 1999
                                    -----------------          --------------
OPERATIONS:
Net investment loss                   $(1,212,620)             $(1,843,326)
Net realized gain on investments         7,739,003               15,046,991
Change in net unrealized appreciation
   on investments                       32,424,365               30,776,113
                                      ------------             ------------
Net increase in net assets resulting
   from operations                      38,950,748               43,979,778
                                      ------------             ------------

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares           123,470,458              181,667,395
Proceeds from reinvestment
   of dividends                         10,883,457               11,307,190
Redemption of shares                 (153,766,466)            (162,001,424)
                                      ------------             ------------
Net increase (decrease) from
   share transactions                 (19,412,551)               30,973,161
                                      ------------             ------------

DIVIDENDS PAID FROM:
Net realized gains                    (11,649,539)             (12,148,722)
                                      ------------             ------------

TOTAL INCREASE IN NET ASSETS             7,888,658               62,804,217

NET ASSETS:
Beginning of period                    268,725,859              205,921,642
                                      ------------             ------------
END OF PERIOD                         $276,614,517             $268,725,859
                                      ============             ============

TRANSACTIONS IN SHARES:
Shares sold                              4,818,092                7,731,863
Dividends reinvested                       424,803                  501,650
Shares redeemed                        (5,985,981)              (6,858,456)
                                      ------------             ------------
Net increase (decrease)                  (743,086)                1,375,057
                                      ============             ============


See notes to financial statements.

Semi-Annual Report

                                                                          (LOGO)
                                                                        Bramwell
                                                                           FUNDS

                              BRAMWELL FOCUS FUND

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                 FOCUS FUND
                                                                   FOR THE
                                                                PERIOD ENDED
                                                           DECEMBER 31, 1999<F1>
                                                                 (UNAUDITED)
                                                            --------------------
OPERATIONS:
Net investment income                                           $         5
Net realized gain on investments                                      1,088
Change in net unrealized appreciation
  on investments                                                    232,622
                                                               ------------
Net increase in net assets resulting
  from operations                                                   233,715
                                                               ------------

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares                                      2,970,497
Proceeds from reinvestment of dividends                                   -
Redemption of shares                                               (11,067)
                                                               ------------
Net increase from
  share transactions                                              2,959,430
                                                               ------------

DIVIDENDS PAID FROM:
Net realized gains                                                        -
                                                               ------------
TOTAL INCREASE IN NET ASSETS                                      3,193,145

NET ASSETS:
Beginning of period                                                       -
                                                               ------------
END OF PERIOD                                                    $3,193,145
                                                               ============

TRANSACTIONS IN SHARES:
Shares sold                                                         268,422
Dividends reinvested                                                      -
Shares redeemed                                                     (1,068)
                                                               ------------
Net increase                                                        267,354
                                                               ============

<F1> Commenced operations on November 1, 1999.

See notes to financial statements.

                                                              Semi-Annual Report

(LOGO)
Bramwell
FUNDS

                              BRAMWELL FUNDS, INC.

                              FINANCIAL HIGHLIGHTS



                                             GROWTH FUND                            GROWTH FUND                     FOCUS FUND
                                        ---------------------      ----------------------------------------------  ------------
                                          FOR THE                                                                    FOR THE
                                         SIX MONTHS                                                      FOR THE      PERIOD
                                           ENDED        YEAR         YEAR        YEAR         YEAR       PERIOD       ENDED
                                        DECEMBER 31,    ENDED       ENDED        ENDED       ENDED        ENDED    DECEMBER 31,
                                            1999      JUNE 30,     JUNE 30,    JUNE 30,     JUNE 30,    JUNE 30,     1999<F2>
SELECTED PER SHARE DATA<F3>             (UNAUDITED)     1999         1998        1997         1996      1995<F1>   (UNAUDITED)
                                         ----------  ----------   ----------  ----------   ----------  ----------   ----------
NET ASSET VALUE, BEGINNING OF PERIOD       $ 26.07     $ 23.05      $ 17.53     $ 14.60      $ 12.30      $10.00       $10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                (0.13)      (0.18)       (0.13)      (0.15)       (0.08)       -<F4>        -<F4>
Net realized and unrealized
  gains on securities                         4.21        4.45         6.82        3.35         2.42        2.31         1.94
                                        ----------  ----------   ----------  ----------   ----------  ----------   ----------

TOTAL FROM INVESTMENT OPERATIONS              4.08        4.27         6.69        3.20         2.34        2.31         1.94

LESS DISTRIBUTIONS:
Distributions from capital gains            (1.23)      (1.25)       (1.17)      (0.27)       (0.04)      (0.01)            -
                                        ----------  ----------   ----------  ----------   ----------  ----------   ----------

NET ASSET VALUE, END OF PERIOD             $ 28.92     $ 26.07      $ 23.05     $ 17.53      $ 14.60      $12.30       $11.94
                                        ==========  ==========   ==========  ==========   ==========  ==========   ==========

TOTAL RETURN<F5>                             16.3%       19.4%        39.5%       22.2%        19.0%       23.1%        19.4%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000s)          $276,615    $268,726     $205,922    $125,924     $141,455     $62,241       $3,193
Ratio of expenses to
  average net assets<F6><F7>                 1.54%       1.58%        1.66%       1.75%        1.75%       1.75%        1.75%
Ratio of net investment income
  (loss) to average net assets<F6><F7>     (0.95)%     (0.79)%      (0.75)%     (0.85)%      (0.66)%     (0.11)%            -

Portfolio turnover rate<F5>                    10%         38%          49%         82%         118%         80%           8%

<F1> Commenced operations on August 1, 1994.
<F2> Commenced operations on November 1, 1999.
<F3> Information presented relates to a share of capital stock outstanding for the entire period.
<F4> Less than $0.01.
<F5> Not annualized for periods less than a full year.
<F6> Net of reimbursements and waivers.  For the Growth Fund, absent reimbursements and waivers of expenses by the adviser, except for the six months ended December 31, 1999, and the years ended June 30, 1999 and 1998 where there were no reimbursements or waivers, the ratios of expenses and net investment loss to average net assets for the years ended June 30, 1997 and 1996 and the period August 1, 1994 to June 30, 1995, would have been 1.77% and (0.87)%; and 1.79% and (0.70)%; and 2.68% and (1.04)%,
     respectively. For the Focus Fund, absent reimbursements and waivers of expenses by the adviser, the ratios of expenses and net investment loss to average net assets for the period November 1, 1999 to December 31, 1999 would have been 16.57% and (14.82)%, respectively.
<F7> Annualized for periods less than a full year.

See notes to financial statements.

                                                              Semi-Annual Report

(LOGO)
Bramwell
FUNDS

                               THE BRAMWELL FUNDS

                         NOTES TO FINANCIAL STATEMENTS
                               December 31, 1999
                                  (Unaudited)

1. ORGANIZATION

The Bramwell Funds, Inc. (the "Funds") was incorporated on June 3, 1994 and is registered as an open-end, management investment company organized as a series fund under the Investment Company Act of 1940 (the "1940 Act"). The Funds consist of two investment portfolios: The Bramwell Growth Fund and The Bramwell Focus Fund. The Bramwell Growth Fund, which is a separate diversified portfolio, commenced operations on August 1, 1994. The Bramwell Focus Fund, which is a separate non-diversified portfolio, commenced operations on November 1, 1999. Bramwell Capital Management, Inc. ("BramCap") is the Funds' investment adviser.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP"). The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period. Actual results could differ from those estimates and assumptions.

a) Investment Valuation

A security listed or traded on a recognized stock exchange or quoted on Nasdaq is valued at its last sale price prior to the time when assets are valued. If no sale is reported on the valuation date, the most current bid price will be used. All other securities for which over-the-counter market quotations are readily available are valued at the most current bid price. Debt securities which will mature in more than 60 days are valued at prices furnished by a pricing service approved by the Board of Directors. Whenever a furnished price is significantly different from the previous day's furnished price, BramCap will review the price to determine if it is appropriate. Securities which will mature in 60 days or less are valued at amortized cost, which approximates market value. Variable rate demand notes are valued at cost which approximates market value. These notes are unsecured and could present credit risk to the extent the issuer defaults on its payment obligation. The credit-worthiness of the issuer is monitored and these notes have been determined to present minimal credit risk by BramCap. Any securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Board of Directors.

Semi-Annual Report

                                                                          (LOGO)
                                                                        Bramwell
                                                                           FUNDS

b) Federal Income Taxes

The Funds' policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

c) Distributions to Shareholders

Dividends, if any, from net investment income are declared and paid annually in the December calendar quarter. Distributions of net realized capital gains, if any, will be declared at least annually. Distributions to shareholders are recorded on the ex-dividend date. The Funds may periodically make reclassifications among certain of their capital accounts as a result of the timing and characterization of certain income and capital gains distributions determined annually in accordance with federal tax regulations, which may differ from generally accepted accounting principles.

d) Other

Investment transactions are accounted for on the trade date. The Funds determine the gain or loss realized from investment transactions by comparing the cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

3. INVESTMENT TRANSACTIONS

Purchases and sales of securities, excluding short-term investments for the six months ended December 31, 1999 for the Growth Fund and the period November 1, 1999 to December 31, 1999 for the Focus Fund were as follows:

                                      Growth Fund           Focus Fund
--------------------------------------------------------------------------------
Purchases                              $25,853,371          $2,523,256
Sales                                    2,172,527              82,784

There were no purchases or sales of long-term U.S. government securities. At December 31, 1999, gross unrealized appreciation and depreciation of investments, based on aggregate cost for federal income tax purposes of $132,741,192 and $2,916,716 for the Growth Fund and Focus Fund, respectively, were as follows:

                                      Growth Fund           Focus Fund
--------------------------------------------------------------------------------
Appreciation                          $147,186,661            $279,051
Depreciation                           (3,385,481)            (46,585)
                                      ------------        ------------

Net
appreciation on
investments                           $143,801,180            $232,466
                                      ============        ============

                                                              Semi-Annual Report

(LOGO)
Bramwell
FUNDS

4. INVESTMENT ADVISORY AGREEMENT

The Funds have an agreement with BramCap, with whom certain officers and a director of the Funds are affiliated, to furnish investment advisory services to the Funds. Under the terms of this agreement, the Funds will pay BramCap a monthly fee at the annual rate of 1.00% on average daily net assets of each Fund. The Funds' investment adviser has voluntarily agreed to limit the total expenses of each Fund (excluding interest, taxes, brokerage and extraordinary expenses) to an annual rate of 1.75% of each Fund's average net assets until June 30, 2001. After such date, the expense limitation may be terminated or revised at any time. For the period ended November 1 to December 31, 1999, the Adviser reimbursed the Focus Fund $31,422. The annualized expense ratio for the Growth Fund for the six months ended December 31, 1999 was 1.54%.

5. DISTRIBUTION PLAN
The Funds have adopted a Service and Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. The Plan authorizes payments by the Funds in connection with the distribution of their shares at an annual rate, as determined from time to time by the Board of Directors, of up to 0.25% of each Fund's average daily net assets.

Semi-Annual Report

                                     (LOGO)
                                    Bramwell
                                     FUNDS

                   745 Fifth Avenue, New York, New York 10151
                         1-800-BRAMCAP (1-800-272-6227)
                                WWW.BRAMWELL.COM

        BOARD OF DIRECTORS

ELIZABETH R. BRAMWELL, CFA
President, Chief Investment
   and Financial Officer
The Bramwell Funds, Inc.

J. SINCLAIR ARMSTRONG
Director, Secretary and Treasurer
The Reed Foundation, Inc.
Retired Executive VP
US Trust Co. of New York
Former Chairman
Securities & Exchange Commission

ISABEL H. BENHAM
Trustee Emeritus and former
   President, Board of Trustees
John W. Barriger III National
   Railroad Library

CHARLES L. BOOTH, JR.
Former Executive Vice
   President and Chief Investment
   Officer
The Bank of New York, Inc.

GEORGE F. KEANE
Chairman
Trigen Energy Corp.
President Emeritus
The Common Fund, Inc.

JAMES C. SARGENT
Counsel
Opton, Handler, Gottlieb,
   Feiler & Katz
Former Commissioner
Securities & Exchange Commission

MARTHA R. SEGER, PH.D.
Chairman
Martha Seger & Associates
Former Governor
Federal Reserve Board

             OFFICERS
ELIZABETH R. BRAMWELL, CFA
President, Chief Investment
and Financial Officer

MARY F. MCCOLLUM
Secretary and Treasurer

MARGARET A. BANCROFT
Assistant Secretary

        INVESTMENT ADVISER
Bramwell Capital Management, Inc.

          ADMINISTRATOR
Sunstone Financial Group, Inc.

             COUNSEL
Dechert Price & Rhoads

      INDEPENDENT CERTIFIED
        PUBLIC ACCOUNTANTS
PricewaterhouseCoopers LLP

            CUSTODIAN
Firstar Bank Milwaukee

          TRANSFER AGENT
           AND DIVIDEND
         DISBURSING AGENT
Firstar Mutual Fund Services, LLC

This financial statement is submitted for the general information of the shareholders of the Bramwell Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                                                                     BR-408-0100